Equipment Financing (Details) - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	Jul. 02, 2022	Jun. 30, 2022
Equipment Financing (Details) [Line Items]
Financing agreements amount		$ 62,263
Interest payments	$ 1,820
Financing agreement interest percentage	5.00%